North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 7.5%
	Aligned Data Centers Issuer LLC
400,000	1.937%, 08/15/2046 [1]	$360,310
	American Credit Acceptance Receivables Trust 2021-2
446,000	1.340%, 07/13/2027 [1]	423,384
	Americredit Automobile Receivables Trust 2019-2
66,949	2.540%, 07/18/2024	66,894
	AMSR 2019-SFR1 Trust
500,000	2.774%, 01/20/2039 [1]	479,083
	AMSR 2021-SFR2 Trust
200,000	1.527%, 08/19/2038 [1]	180,790
	Amur Equipment Finance Receivables IX LLC
64,252	0.750%, 11/20/2026 [1]	62,126
	Amur Equipment Finance Receivables X LLC
785,000	2.200%, 01/20/2028 [1]	744,193
	Burlington Northern and Santa Fe Railway Co 2006-1 Pass Through Trust
53,812	5.720%, 01/15/2024	54,784
	CNH Equipment Trust 2019-A
8,573	3.010%, 04/15/2024	8,572
	Enterprise Fleet Funding 2021-1 LLC
325,713	0.440%, 12/20/2026 [1]	316,093
	Exeter Automobile Receivables Trust 2021-3
209,299	0.350%, 02/18/2025	207,567
306,000	0.690%, 01/15/2026	298,881
	FedEx Corp 2020-1 Class AA Pass Through Trust
527,040	1.875%, 08/20/2035	471,847
	Flagship Credit Auto Trust 2021-3
78,529	0.360%, 07/15/2027 [1]	76,127
	GLS Auto Receivables Issuer Trust 2021-3
574,000	0.780%, 11/17/2025 [1]	551,122
	GM Financial Automobile Leasing Trust 2020-2
305,000	2.560%, 07/20/2024	302,261
	GM Financial Automobile Leasing Trust 2021-3
2,793	0.240%, 12/20/2023	2,766
	MMAF Equipment Finance LLC 2018-A
194,752	3.390%, 01/10/2025 [1]	194,652
	Oportun Funding XIV LLC
100,000	1.210%, 03/08/2028 [1]	93,680
	Oscar US Funding X LLC
279,307	3.270%, 05/11/2026 [1,2]	277,940
	Oscar US Funding XII LLC
110,000	0.700%, 04/10/2025 [1,2]	106,057
	Santander Retail Auto Lease Trust 2021-C
227,000	0.500%, 03/20/2025 [1]	220,189
	Tricon Residential 2022-SFR2 Trust
528,000	3.856%, 04/17/2039 [1]	515,923
	Union Pacific Railroad Co 2005 Pass Through Trust
26,618	5.082%, 01/02/2029	27,501
	Verizon Master Trust
274,000	0.690%, 05/20/2027	257,104
	Verizon Owner Trust 2020-C
635,000	0.670%, 04/21/2025	608,581
	VMC Finance 2021-FL4 LLC
250,035	3.256% (1 Month LIBOR USD + 1.100%), 06/18/2036 [1,3]	244,474
	Volvo Financial Equipment LLC Series 2019-2
50,389	2.040%, 11/15/2023 [1]	50,304
	Westlake Automobile Receivables Trust 2020-2
176,965	1.320%, 07/15/2025 [1]	176,574
	Westlake Automobile Receivables Trust 2020-3
21,482	0.560%, 05/15/2024 [1]	21,424
	Westlake Automobile Receivables Trust 2021-1
57,390	0.390%, 10/15/2024 [1]	56,974
295,000	0.640%, 03/16/2026 [1]	288,627
	Westlake Automobile Receivables Trust 2021-2
320,000	0.620%, 07/15/2026 [1]	309,306
	Westlake Automobile Receivables Trust 2021-3
1,000,000	1.290%, 01/15/2027 [1]	960,484
	World Omni Auto Receivables Trust 2019-C
128,057	1.960%, 12/15/2024	127,430
	TOTAL ASSET BACKED SECURITIES
	(Cost $9,522,876)	9,144,024

	CORPORATE BONDS - 22.4%
	COMMUNICATION SERVICES - 1.9%
	Diversified Telecommunication Services - 1.5%
	AT&T Inc.
292,000	1.700%, 03/25/2026	272,675
563,000	4.350%, 03/01/2029	568,430
	Verizon Communications Inc.
1,059,000	2.100%, 03/22/2028	969,565
		1,810,670
	Entertainment - 0.1%
	The Walt Disney Co.
180,000	2.000%, 09/01/2029	160,519
	Media - 0.3%
	Fox Corp.
389,000	3.050%, 04/07/2025	380,597
	TOTAL COMMUNICATION SERVICES	2,351,786

	CONSUMER DISCRETIONARY - 2.1%
	Automobiles - 1.7%
	American Honda Finance Corp.
218,000	2.000%, 03/24/2028	198,975
	General Motors Financial Co., Inc.
345,000	4.300%, 04/06/2029	327,212
	General Motors Financial Co, Inc.
1,097,000	5.000%, 04/09/2027	1,099,603
	Hyundai Capital America
250,000	5.875%, 04/07/2025 [1]	258,410
	Mercedez-Benz Finance North America LLC
150,000	1.450%, 03/02/2026 [1]	138,381
		2,022,581
	Hotels, Restaurants & Leisure - 0.3%
	Starbucks Corp.
428,000	3.550%, 08/15/2029	416,244
	Specialty Retail - 0.1%
	The Home Depot, Inc.
178,000	2.950%, 06/15/2029	171,657
	TOTAL CONSUMER DISCRETIONARY	2,610,482

	CONSUMER STAPLES - 1.2%
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide Inc.
283,000	4.750%, 01/23/2029	298,228
	Tobacco - 1.0%
	Altria Group, Inc.
360,000	4.800%, 02/14/2029	358,033
	B.A.T. Capital Corp.
254,000	2.259%, 03/25/2028	217,874
257,000	4.906%, 04/02/2030	244,774
	Philip Morris International Inc.
354,000	2.750%, 02/25/2026	342,262
		1,162,943
	TOTAL CONSUMER STAPLES	1,461,171

	ENERGY - 0.7%
	Oil, Gas & Consumable Fuels - 0.7%
	BP Capital Markets America Inc.
175,000	3.017%, 01/16/2027	171,728
191,000	3.543%, 04/06/2027	191,669
	Saudi Arabian Oil Co.
200,000	3.500%, 04/16/2029 [1,2]	196,085
	Shell International Finance B.V.
403,000	2.375%, 11/07/2029[2]	365,975
	TOTAL ENERGY	925,457

	FINANCIALS - 11.6%
	Banks - 8.3%
	Bank of America Corp.
1,391,000	1.658% (SOFR + 0.910%), 03/11/2027[3]	1,271,924
434,000	2.572% (SOFR + 1.210%), 10/20/2032[3]	372,297
	Bank of Montreal
170,000	1.850%, 05/01/2025[2]	162,702
	The Bank of Nova Scotia
717,000	1.300%, 06/11/2025[2]	670,539
	Citigroup Inc.
628,000	0.981% (SOFR + 0.669%), 05/01/2025[3]	594,954
270,000	3.070% (SOFR + 1.280%), 02/24/2028[3]	256,494
	Cooperatieve Rabobank U.A.
556,000	1.980% (1 Year CMT Rate + 0.730%), 12/15/2027 [1,2,3]	502,413
	F.N.B. Corp. of Pennsylvania
249,000	2.200%, 02/24/2023	246,517
	Federation des caisses Desjardins du Quebec
220,000	2.050%, 02/10/2025 [1,2]	209,178
	Fifth Third Bancorp
249,000	3.650%, 01/25/2024	248,965
	JPMorgan Chase & Co.
608,000	0.969% (TSFR3M + 0.580%), 06/23/2025[3]	572,263
1,463,000	2.005% (TSFR3M + 1.585%), 03/13/2026[3]	1,384,904
525,000	1.578% (SOFR + 0.885%), 04/22/2027[3]	477,139
286,000	1.953% (SOFR + 1.065%), 02/04/2032[3]	237,855
	PNC Financial Services Group, Inc.
301,000	1.150%, 08/13/2026	273,733
513,000	2.550%, 01/22/2030	459,384
	The Toronto-Dominion Bank
716,000	1.150%, 06/12/2025[2]	668,281
282,000	1.250%, 09/10/2026[2]	255,220
	US Bancorp
379,000	4.548% (SOFR + 1.660%), 07/22/2028[3]	389,107
	Wells Fargo & Co.
779,000	3.526% (SOFR + 1.510%), 03/24/2028[3]	753,289
	Westpac Banking Corp.
156,000	1.953%, 11/20/2028[2]	140,062
		10,147,220
	Capital Markets - 2.6%
	The Goldman Sachs Group, Inc.
881,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025[3]	864,532
477,000	1.431% (SOFR + 0.798%), 03/09/2027[3]	431,177
592,000	1.992% (SOFR + 1.090%), 01/27/2032[3]	488,128
	Morgan Stanley
349,000	0.790% (SOFR + 0.525%), 05/30/2025[3]	327,963
942,000	1.593% (SOFR + 0.879%), 05/04/2027[3]	858,402
	State Street Corp.
264,000	2.623% (SOFR + 1.002%), 02/07/2033[3]	232,860
		3,203,062
	Consumer Finance - 0.8%
	Capital One Financial Corp.
1,029,000	1.878% (SOFR + 0.855%), 11/02/2027[3]	918,704
	TOTAL FINANCIALS	14,268,986

	HEALTH CARE - 0.7%
	Biotechnology - 0.5%
	AbbVie, Inc.
196,000	3.800%, 03/15/2025	196,668
	Amgen Inc.
238,000	3.000%, 02/22/2029	227,496
197,000	2.450%, 02/21/2030	179,478
		603,642
	Pharmaceuticals - 0.2%
	AstraZeneca PLC
268,000	0.700%, 04/08/2026[2]	243,654
	TOTAL HEALTH CARE	847,296

	INDUSTRIALS - 1.5%
	Aerospace & Defense - 0.8%
	The Boeing Co.
840,000	4.875%, 05/01/2025	853,281
	Boeing Co/The
182,000	2.196%, 02/04/2026	169,552
		1,022,833
	Road & Rail - 0.6%
	BNSF Railway Co 2015-1 Pass Through Trust
190,071	3.442%, 06/16/2028[1]	188,293
	CSX Corp.
150,000	3.800%, 03/01/2028	150,638
	CSX Transportation, Inc.
299,461	6.251%, 01/15/2023	303,132
	Union Pacific Railroad Co 2014-1 Pass Through Trust
144,236	3.227%, 05/14/2026	142,779
		784,842
	TOTAL INDUSTRIALS	1,807,675

	INFORMATION TECHNOLOGY - 1.5%
	IT Services - 0.3%
	International Business Machines Corp.
360,000	4.150%, 07/27/2027	368,474
	Semiconductors & Semiconductor Equipment - 0.3%
	Broadcom Inc.
399,000	3.459%, 09/15/2026	391,148
	Software - 0.3%
	Oracle Corp.
241,000	3.250%, 11/15/2027	229,566
158,000	2.300%, 03/25/2028	141,955
		371,521
	Technology Hardware, Storage & Peripherals - 0.6%
	Hewlett Packard Enterprise Co.
682,000	1.450%, 04/01/2024	660,422
	TOTAL INFORMATION TECHNOLOGY	1,791,565

	MATERIALS - 0.2%
	Chemicals - 0.2%
	DuPont de Nemours, Inc.
306,000	4.493%, 11/15/2025	313,902
	TOTAL MATERIALS	313,902

	REAL ESTATE - 0.4%
	Equity Real Estate Investment Trusts (REITs) - 0.4%
	Crown Castle International Corp.
504,000	1.050%, 07/15/2026	448,753
	TOTAL REAL ESTATE	448,753

	UTILITIES - 0.6%
	Electric Utilities - 0.4%
	Duke Energy Corp.
151,000	2.450%, 06/01/2030	133,123
	NextEra Energy Capital Holdings, Inc.
419,000	1.900%, 06/15/2028	375,784
		508,907
	Multi-Utilities - 0.2%
	Consolidated Edison Co. of New York, Inc.
222,000	3.350%, 04/01/2030	215,703
	TOTAL UTILITIES	724,610

	TOTAL CORPORATE BONDS
	(Cost $29,597,305)	27,551,683

	FOREIGN GOVERNMENT AGENCY ISSUES - 1.7%
	International Bank for Reconstruction and Development
712,000	0.650%, 02/24/2026[2]	660,538
1,500,000	2.700%, 12/28/2037[2]	1,368,189
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
	(Cost $2,182,138)	2,028,727

	MORTGAGE BACKED SECURITIES - 35.7%
	BBCMS Mortgage Trust 2022-C14
221,926	1.727%, 02/18/2055	209,972
	COMM 2012-CCRE4 Mortgage Trust
163,482	2.853%, 10/17/2045	162,843
	DBUBS 2017-BRBK Mortgage Trust
300,000	3.452%, 10/12/2034 [1]	291,982
	Ellington Financial Mortgage Trust 2020-1
243,912	2.006%, 05/25/2065 [1,4]	237,254
	EQUS 2021-EQAZ Mortgage Trust
600,000	2.754% (1 Month LIBOR USD + 0.755%), 10/15/2036 [1,3]	578,368
	Fannie Mae Pool
45,526	2.500%, 08/01/2028	45,400
36,373	5.000%, 11/01/2029	37,584
10,820	4.000%, 10/01/2030	11,204
91,812	4.500%, 05/01/2031	94,649
80,016	4.000%, 09/01/2031	82,869
35,497	4.500%, 01/01/2032	36,590
22,818	3.500%, 04/01/2032	23,446
305,408	3.000%, 05/01/2033	305,372
85,386	4.500%, 05/01/2034	88,018
103,528	4.000%, 06/01/2034	107,224
142,639	3.500%, 08/01/2034	146,257
116,248	3.500%, 12/01/2034	119,441
54,635	3.500%, 11/01/2035	56,127
110,163	4.000%, 11/01/2035	114,101
318,394	2.500%, 04/01/2037	302,663
120,232	4.000%, 07/01/2037	124,525
118,917	4.000%, 12/01/2037	123,145
117,823	3.500%, 12/01/2037	119,844
83,008	4.000%, 06/01/2038	86,183
4,470	4.000%, 03/01/2039	4,606
39,083	4.500%, 01/01/2040	40,736
311,949	3.000%, 01/01/2040	305,752
48,110	4.500%, 01/01/2040	50,130
632,213	2.500%, 06/01/2040	601,114
11,931	4.500%, 07/01/2040	12,433
340,788	2.000%, 08/01/2040	315,989
83,744	4.000%, 09/01/2040	85,351
19,626	4.500%, 09/01/2040	20,451
3,963	4.000%, 09/01/2040	4,083
220,620	2.500%, 10/01/2040	210,208
358,135	3.000%, 10/01/2040	349,771
264,281	2.000%, 11/01/2040	244,938
14,233	4.500%, 11/01/2040	14,642
33,520	4.500%, 12/01/2040	34,852
6,048	4.000%, 01/01/2041	6,231
31,507	4.000%, 01/01/2041	32,462
56,163	4.000%, 01/01/2041	57,729
167,450	2.000%, 01/01/2041	154,959
447,405	2.500%, 02/01/2041	419,342
384,928	1.500%, 03/01/2041	342,774
244,375	2.500%, 03/01/2041	232,818
81,148	4.500%, 04/01/2041	84,567
20,359	4.500%, 05/01/2041	21,175
507,209	2.500%, 09/01/2041	483,219
9,297	4.000%, 10/01/2041	9,471
521,793	2.500%, 10/01/2041	498,726
328,101	2.500%, 11/01/2041	312,580
20,905	3.000%, 09/01/2042	20,579
133,969	3.000%, 04/01/2043	131,463
120,443	3.500%, 07/01/2043	121,198
43,820	3.500%, 01/01/2044	44,096
391,734	3.000%, 04/01/2045	384,998
35,775	3.500%, 12/01/2045	35,902
179,408	4.500%, 03/01/2046	186,944
109,863	3.000%, 04/01/2046	107,436
181,154	2.500%, 05/01/2046	170,118
102,253	3.500%, 06/01/2046	102,805
144,438	3.000%, 06/01/2046	142,438
71,152	3.000%, 10/01/2046	69,583
6,466	3.000%, 11/01/2046	6,323
455,490	3.000%, 02/01/2047	448,229
188,657	3.000%, 02/01/2047	184,475
1,092,276	2.500%, 11/01/2047	1,026,317
285,489	2.500%, 12/01/2047	269,987
52,570	3.500%, 03/01/2048	52,676
112,138	3.000%, 04/01/2048	109,642
205,743	2.500%, 04/01/2048	193,326
338,154	3.500%, 08/01/2048	339,031
106,090	3.500%, 11/01/2048	106,164
9,633	4.500%, 11/01/2048	9,885
138,326	3.000%, 12/01/2048	135,276
19,658	3.500%, 02/01/2049	19,678
46,431	3.000%, 02/01/2049	45,204
546,257	3.500%, 09/01/2049	536,277
103,372	3.000%, 12/01/2049	100,181
402,898	2.500%, 04/01/2050	373,428
292,756	2.500%, 05/01/2050	270,297
157,537	3.500%, 08/01/2050	158,971
550,309	2.500%, 09/01/2050	514,597
138,078	2.500%, 10/01/2050	130,089
346,544	2.000%, 03/01/2051	314,884
1,403,928	2.500%, 07/01/2051	1,316,652
835,084	2.500%, 08/01/2051	780,380
601,403	2.500%, 09/01/2051	562,104
529,412	2.500%, 10/01/2051	494,787
1,953,731	2.500%, 10/01/2051	1,823,907
293,092	2.500%, 12/01/2051	273,772
634,304	3.000%, 01/01/2052	614,627
520,986	3.000%, 02/01/2052	502,820
268,679	3.000%, 02/01/2052	259,266
	Fannie Mae REMICS
643	7.000%, 11/25/2022	632
26,123	5.500%, 01/25/2026	26,492
109,611	4.000%, 04/25/2033	112,626
225,000	4.000%, 09/25/2033	224,677
4,312	5.000%, 08/25/2035	4,578
228,000	3.500%, 10/25/2037	229,239
2,055	4.500%, 02/25/2038	2,054
1,064	2.000%, 07/25/2041	1,054
42,834	2.000%, 12/25/2041	41,038
103,638	2.000%, 02/25/2043	100,150
130,023	3.500%, 02/25/2043	131,135
8,172	3.500%, 08/25/2043	8,190
104,389	2.000%, 10/25/2044	101,354
75,101	2.000%, 10/25/2044	71,372
43,918	3.000%, 04/25/2045	43,604
3,384	3.500%, 08/25/2045	3,374
91,125	2.500%, 01/25/2048	87,513
95,934	3.500%, 09/25/2048	97,253
653,513	2.000%, 04/25/2049	613,802
558,436	4.000%, 05/25/2049	578,075
74,884	3.000%, 07/25/2049	73,442
10,985	3.500%, 06/25/2053	11,131
	Fannie Mae Trust 2003-W8
15,453	2.609% (1 Month LIBOR USD + 0.350%), 05/25/2042[3]	15,356
	Fannie Mae-Aces
58,035	3.501%, 01/25/2024[4]	57,949
	Freddie Mac Gold Pool
3,089	6.000%, 01/01/2024	3,113
74,517	4.500%, 05/01/2031	76,878
153,354	4.500%, 06/01/2031	158,214
6,547	4.000%, 09/01/2031	6,785
117,736	3.000%, 11/01/2032	117,815
44,784	3.500%, 06/01/2033	46,054
118,964	4.000%, 11/01/2033	123,324
14,911	3.500%, 07/01/2036	15,180
148,371	3.500%, 08/01/2036	152,570
25,618	4.500%, 12/01/2039	26,709
24,681	4.000%, 01/01/2041	25,450
45,567	3.000%, 11/01/2042	44,894
99,987	3.500%, 12/01/2042	101,158
355,878	3.000%, 12/01/2046	348,233
273,451	3.000%, 12/01/2046	267,590
68,700	3.000%, 01/01/2047	67,224
	Freddie Mac Multifamily Structured Pass Through Certificates
11,831	2.127% (1 Month LIBOR USD + 0.340%), 07/25/2024[3]	11,769
14,005	2.802%, 01/25/2046[4]	13,951
	Freddie Mac Pool
288,889	4.000%, 06/01/2033	298,792
340,717	3.000%, 07/01/2038	338,682
468,090	3.000%, 09/01/2039	460,510
695,755	3.000%, 06/01/2040	679,007
171,767	2.500%, 04/01/2042	163,645
447,264	3.000%, 05/01/2042	437,015
603,344	4.500%, 02/01/2047	621,021
36,576	3.500%, 01/01/2048	36,755
261,862	2.500%, 11/01/2050	244,827
346,380	2.000%, 02/01/2051	312,428
516,443	2.500%, 03/01/2051	484,590
420,496	2.000%, 11/01/2051	379,113
565,105	3.000%, 12/01/2051	545,453
	Freddie Mac REMICS
20,614	4.500%, 09/15/2025	20,874
154,983	3.500%, 08/15/2027	155,676
444	3.000%, 09/15/2037	444
195,742	3.000%, 08/15/2040	195,035
165,945	2.000%, 09/15/2041	160,055
17,501	2.000%, 12/15/2041	16,835
354,976	2.000%, 11/15/2042	341,115
75,988	3.000%, 05/15/2043	75,648
34,419	3.000%, 11/15/2043	34,198
103,618	2.000%, 03/25/2044	100,031
217,210	3.000%, 08/15/2044	216,231
326,256	3.000%, 06/25/2048	316,986
145,531	1.000%, 04/25/2049	130,508
58,206	1.000%, 01/25/2050	47,465
222,757	3.250%, 04/15/2053[5]	223,414
50,056	3.000%, 01/15/2055	49,844
	Freddie Mac STACR REMIC Trust 2022-DNA3
766,687	3.514% (SOFR30A + 2.000%), 04/25/2042 [1,3]	761,787
	Freddie Mac STACR REMIC Trust 2021-DNA3
69,347	2.264% (SOFR30A + 0.750%), 10/25/2033 [1,3]	68,408
	Freddie Mac STACR REMIC Trust 2022-DNA1
975,095	2.514% (SOFR30A + 1.000%), 01/27/2042 [1,3]	951,276
	Freddie Mac Structured Agency Credit Risk Debt Notes
31,429	2.314% (SOFR30A + 0.800%), 08/25/2033 [1,3]	31,275
	Freddie Mac Structured Pass-Through Certificates
111,973	2.043% (12 Month US Treasury Average + 1.400%), 07/25/2044[3]	117,019
17,803	1.843% (12 Month US Treasury Average + 1.200%), 10/25/2044[3]	18,437
	Government National Mortgage Association
483	5.000%, 12/20/2027	487
59,699	5.500%, 09/20/2033	61,227
134,974	2.750%, 06/20/2042	133,338
209,000	3.000%, 01/20/2043	207,008
44,707	2.200%, 11/16/2043	44,120
13,534	2.250%, 09/16/2044	13,244
33,217	2.000%, 03/20/2045	31,731
12,847	2.500%, 10/20/2045	12,647
22,569	2.500%, 09/20/2046	22,056
438,692	2.000%, 03/20/2050	411,058
156,956	1.000%, 08/20/2050	132,253
189,534	1.250%, 05/20/2051	167,734
1,892,891	1.750%, 09/20/2051	1,722,728
	GS Mortgage Securities Corp Trust 2021-RENT
296,924	2.862% (1 Month LIBOR USD + 0.700%), 11/21/2035 [1,3]	289,886
	GS Mortgage Securities Corp Trust 2021-ROSS
310,000	3.150% (1 Month LIBOR USD + 1.150%), 06/16/2036 [1,3]	299,822
	ILPT Trust 2019-SURF
145,000	4.145%, 02/13/2041 [1]	142,464
	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
124,000	2.822%, 08/17/2049	119,111
	Morgan Stanley Capital I Trust 2015-UBS8
168,000	3.809%, 12/17/2048	166,473
	Morgan Stanley Capital I Trust 2016-UBS12
413,000	3.596%, 12/17/2049	407,182
	Morgan Stanley Capital I Trust 2016-UBS9
337,000	3.594%, 03/17/2049	331,652
	PSMC 2020-3 Trust
925,000	3.000%, 11/25/2050 [1,4]	838,333
	RLGH Trust 2021-TROT
430,000	2.800% (1 Month LIBOR USD + 0.800%), 04/15/2036 [1,3]	417,228
	Seasoned Credit Risk Transfer Trust
90,148	2.000%, 11/25/2060	84,937
	UBS Commercial Mortgage Trust
334,000	2.921%, 10/18/2052	309,685
	UBS-Barclays Commercial Mortgage Trust 2013-C5
56,507	2.687%, 03/12/2046	56,359
	UBS-Barclays Commercial Mortgage Trust 2013-C6
656,000	3.244%, 04/12/2046	652,445
	VNDO 2012-6AVE Mortgage Trust
300,000	2.996%, 11/15/2030 [1,2]	299,490
	Wells Fargo Commercial Mortgage Trust 2016-C35
160,000	2.931%, 07/17/2048	153,961
	Wells Fargo Commercial Mortgage Trust 2016-NXS6
437,000	2.918%, 11/18/2049	421,309
	Wells Fargo Commercial Mortgage Trust 2017-RB1
351,000	3.635%, 03/15/2050	347,024
	Wells Fargo Commercial Mortgage Trust 2021-SAVE
222,710	3.149% (1 Month LIBOR USD + 1.150%), 02/15/2040 [1,3]	215,069
	WFRBS Commercial Mortgage Trust 2013-C12
157,897	3.198%, 03/17/2048	157,129
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $46,918,943)	43,893,572

	US GOVERNMENT AGENCY ISSUE - 26.3%
	Federal Agricultural Mortgage Corp.
585,000	4.170%, 05/24/2029	587,336
	Federal Farm Credit Banks Funding Corp.
1,323,000	3.940%, 07/27/2026	1,329,263
1,375,000	2.280%, 02/14/2028	1,307,556
676,000	2.450%, 02/23/2028	644,396
2,000,000	1.300%, 09/20/2028	1,811,193
585,000	2.750%, 03/07/2029	568,831
710,000	1.370%, 03/20/2029	633,156
347,000	2.870%, 02/25/2030	330,714
445,000	4.330%, 06/02/2031	443,735
2,095,000	2.150%, 12/01/2031	1,880,911
687,000	2.950%, 02/17/2032	647,840
247,000	2.940%, 02/23/2032	232,764
1,849,000	3.000%, 03/08/2032	1,773,117
668,000	3.800%, 04/05/2032	661,026
317,000	4.370%, 05/17/2032	315,275
443,000	4.350%, 06/01/2032	441,100
1,516,000	4.700%, 06/29/2032	1,523,135
600,000	4.980%, 07/20/2032	605,800
2,500,000	2.390%, 01/19/2033	2,256,408
1,378,000	2.480%, 02/01/2034	1,233,740
1,355,000	3.250%, 02/23/2035	1,280,721
1,706,000	3.360%, 02/23/2037	1,625,930
	Federal Home Loan Banks
1,370,000	4.100%, 08/08/2025	1,372,702
1,640,000	0.500%, 11/23/2026[5]	1,556,674
550,000	2.500%, 02/25/2027	528,996
925,000	3.200%, 04/21/2027	920,922
965,000	2.500%, 04/29/2027[5]	954,789
595,000	4.700%, 06/30/2027	595,776
100,000	0.500%, 08/26/2027[5]	93,565
685,000	2.750%, 02/22/2034	624,142
360,000	2.900%, 02/18/2037	323,589
1,270,000	3.000%, 02/24/2037	1,147,880
	Ginnie Mae I Pool
633	4.500%, 04/15/2023	650
67,577	4.000%, 11/15/2024	69,038
310,573	3.020%, 09/15/2041	307,753
343,594	3.000%, 08/15/2045	337,270
	Ginnie Mae II Pool
101,975	3.500%, 04/20/2027	103,307
37,405	3.500%, 07/20/2027	37,894
685,306	3.500%, 12/20/2034	694,369
64,286	5.000%, 07/20/2048	66,605
445,427	3.000%, 10/20/2051	434,740
	TOTAL US GOVERNMENT AGENCY ISSUE
	(Cost $33,414,197)	32,304,608

	US GOVERNMENT NOTES/BONDS - 1.6%
	United States Treasury Note/Bond
253,000	1.875%, 02/28/2027	243,972
1,051,000	1.750%, 01/31/2029	991,061
	United States Treasury Note/Bond
44,000	2.875%, 05/15/2032	44,794
	United States Treasury Note/Bond
456,000	2.625%, 05/31/2027	454,557
247,000	3.250%, 06/30/2027	253,204
	TOTAL US GOVERNMENT NOTES/BONDS
	(Cost $1,962,455)	1,987,588

	CERTIFICATES OF DEPOSIT - 5.3%
600,000	CAPITAL ONE BANK (USA) NAT, 3.550%, 08/03/2027	599,583
245,000	Capital One NA, 3.100%, 06/02/2025	242,885
245,000	Discover Bank, 3.100%, 06/02/2025	242,885
505,000	Discover Bank, 3.500%, 07/29/2027	504,193
1,650,000	DISCOVER BK, 0.000%	1,650,495
500,000	Goldman Sachs Bank USA/New York NY, 1.000%, 02/11/2026	459,102
225,000	HSBC Bank USA NA, 1.411%, 11/15/2022[3]	224,411
100,000	JPMorgan Chase Bank NA, 1.575%, 11/29/2024[3]	98,197
105,000	JPMorgan Chase Bank NA, 2.030%, 12/17/2025[3]	100,708
72,000	JPMorgan Chase Bank NA, 1.711%, 12/04/2023[3]	71,827
949,000	Morgan Stanley Bank NA, 3.550%, 08/04/2027	948,153
1,074,000	Morgan Stanley Private Bank NA, 3.500%, 08/04/2027	1,071,992
245,000	SALLIE MAE BK MURRAY UTAH, 3.450%, 08/04/2025	245,056
	TOTAL CERTIFICATES OF DEPOSIT
	(Cost $4,845,691)	6,459,487

Number of Shares
	SHORT-TERM INVESTMENT - 3.2%
3,977,461	First American Treasury Obligations Fund - Class X, 1.58%[6]	3,977,461
	(Cost $3,977,461)
	TOTAL INVESTMENTS - 103.7%
	(Cost $134,064,878)	127,347,150
	Liabilities in Excess of Other Assets - (3.7)%	(4,567,492)
	TOTAL NET ASSETS - 100.0%	$122,779,658

CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

[1]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At July 31, 2022, the value of these securities total $13,625,421 which represents 11.10% of total net assets.

[2]	Foreign security denominated in U.S. Dollars.
[3]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of July 31, 2022.
[4]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of July 31, 2022.
[5]	Step-up bond; the interest rate shown is the rate in effect as of July 31, 2022.
[6]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square McKee Bond Fund
SUMMARY OF INVESTMENTS
As of July 31, 2022

Security Type/Sector	Percent of Total Net Assets
Asset Backed Securities	7.5%
Corporate Bonds
Financials	11.6%
Consumer Discretionary	2.1%
Communication Services	1.9%
Information Technology	1.5%
Industrials	1.5%
Consumer Staples	1.2%
Energy	0.7%
Health Care	0.7%
Utilities	0.6%
Real Estate	0.4%
Materials	0.2%
Total Corporate Bonds	22.4%
Mortgage Backed Securities	35.7%
U.S. Government Agency Issue	26.3%
U.S. Government Notes/Bonds	1.6%
Foreign Government Agency Issue	1.7%
Certificates of Deposit	5.3%
Short-Term Investment	3.2%
Total Investments	103.7%
Liabilities in Excess of Other Assets	(3.7)%
Total Net Assets	100.0%

North Square McKee Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of July 31, 2022

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset Backed Securities	$-	$9,144,024	$-	$9,144,024
Corporate Bonds[1]	-	27,551,683	-	27,551,683
Mortgage Backed Securities	-	43,893,572	-	43,893,572
U.S. Government Agency Issue	-	32,304,608	-	32,304,608
U.S. Government Notes/Bonds	-	1,987,588	-	1,987,588
Foreign Government Agency Issue	-	2,028,727	-	2,028,727
Certificates of Deposit	-	6,459,487	-	6,459,487
Short-Term Investment	3,977,461	-	-	3,977,461
	$3,977,461	$123,369,689	$-	$127,347,150

[1]	For a detailed break-out of corporate bonds by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.